Staking and Lending Income	6 Months Ended
Jun. 30, 2026
Staking and Lending Income [Abstract]
Staking and lending income
19.	Staking and lending income

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Validator nodes	402,776	144,010	444,795	1,807,172
All other counterparties	1,507,467	2,299,737	3,360,307	4,159,332
Total	1,910,338	$2,443,750	$3,805,197	$5,966,507